Performance Management	Oct. 31, 2025
BNY Mellon Concentrated International ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund from year to year. The table compares the average annual total returns of the fund to those of the MSCI EAFE® Index, a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the fund to those of the MSCI EAFE® Index, a broad measure of market performance.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2022, Q4: 15.51 Worst Quarter 2022, Q2: (14.41)
Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon Concentrated International ETF		12 Months Ended	49 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	MSCI EAFE® Index
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		31.22%	9.21%
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes) | Performance Inception Date			Dec. 06, 2021
BNY Mellon Concentrated International ETF | Average Annual Return, Label [Optional Text]	Returns before taxes
BNY Mellon Concentrated International ETF | Average Annual Return, Percent		9.78%	1.70%
BNY Mellon Concentrated International ETF | Performance Inception Date			Dec. 06, 2021
BNY Mellon Concentrated International ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions
BNY Mellon Concentrated International ETF | After Taxes on Distributions | Average Annual Return, Percent		9.17%	1.45%
BNY Mellon Concentrated International ETF | After Taxes on Distributions | Performance Inception Date			Dec. 06, 2021
BNY Mellon Concentrated International ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions and sale of fund shares
BNY Mellon Concentrated International ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		5.79%	1.24%
BNY Mellon Concentrated International ETF | After Taxes on Distributions and Sales | Performance Inception Date			Dec. 06, 2021

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Concentrated International ETF | BNY Mellon Concentrated International ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.51%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(14.41%)
Lowest Quarterly Return, Date	Jun. 30, 2022
BNY Mellon US Large Cap Core Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year to year. The table compares the average annual total returns of the fund to those of different broad measures of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the fund to those of different broad measures of market performance.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 12.46 Worst Quarter 2022, Q2: (17.12)
Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon US Large Cap Core Equity ETF		12 Months Ended	60 Months Ended	69 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Solactive GBS United States 500 Index TR (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Solactive GBS United States 500 Index TR
Solactive GBS United States 500 Index TR (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		18.06%	13.98%	19.83%
Solactive GBS United States 500 Index TR (reflects no deductions for fees, expenses or taxes) | Performance Inception Date				Apr. 07, 2020
S&P 500® Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		17.88%	14.43%	19.72%
S&P 500® Index (reflects no deductions for fees, expenses or taxes) | Performance Inception Date				Apr. 07, 2020
BNY Mellon US Large Cap Core Equity ETF | Average Annual Return, Label [Optional Text]	Returns before taxes
BNY Mellon US Large Cap Core Equity ETF | Average Annual Return, Percent		18.09%	14.43%	19.83%
BNY Mellon US Large Cap Core Equity ETF | Performance Inception Date				Apr. 07, 2020
BNY Mellon US Large Cap Core Equity ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions
BNY Mellon US Large Cap Core Equity ETF | After Taxes on Distributions | Average Annual Return, Percent		17.53%	13.97%	19.35%
BNY Mellon US Large Cap Core Equity ETF | After Taxes on Distributions | Performance Inception Date				Apr. 07, 2020
BNY Mellon US Large Cap Core Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions and sale of fund shares
BNY Mellon US Large Cap Core Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		10.67%	11.42%	16.17%
BNY Mellon US Large Cap Core Equity ETF | After Taxes on Distributions and Sales | Performance Inception Date				Apr. 07, 2020

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon US Large Cap Core Equity ETF | BNY Mellon US Large Cap Core Equity ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	12.46%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(17.12%)
Lowest Quarterly Return, Date	Jun. 30, 2022
BNY Mellon US Mid Cap Core Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year to year. The table compares the average annual total returns of the fund to those of different broad measures of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the fund to those of different broad measures of market performance.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 14.06 Worst Quarter 2022, Q2: (15.87)
Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon US Mid Cap Core Equity ETF		12 Months Ended	60 Months Ended	69 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Solactive GBS United States 400 Index TR (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Solactive GBS United States 400 Index TR
Solactive GBS United States 400 Index TR (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		8.54%	7.37%	16.06%
Solactive GBS United States 400 Index TR (reflects no deductions for fees, expenses or taxes) | Performance Inception Date				Apr. 07, 2020
S&P Composite 1500® Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	S&P Composite 1500® Index
S&P Composite 1500® Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		17.02%	13.96%	19.50%
S&P Composite 1500® Index (reflects no deductions for fees, expenses or taxes) | Performance Inception Date				Apr. 07, 2020
BNY Mellon US Mid Cap Core Equity ETF | Average Annual Return, Label [Optional Text]	Returns before taxes
BNY Mellon US Mid Cap Core Equity ETF | Average Annual Return, Percent		8.58%	8.60%	16.20%
BNY Mellon US Mid Cap Core Equity ETF | Performance Inception Date				Apr. 07, 2020
BNY Mellon US Mid Cap Core Equity ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions
BNY Mellon US Mid Cap Core Equity ETF | After Taxes on Distributions | Average Annual Return, Percent		7.96%	8.10%	15.68%
BNY Mellon US Mid Cap Core Equity ETF | After Taxes on Distributions | Performance Inception Date				Apr. 07, 2020
BNY Mellon US Mid Cap Core Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions and sale of fund shares
BNY Mellon US Mid Cap Core Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		5.06%	6.60%	13.03%
BNY Mellon US Mid Cap Core Equity ETF | After Taxes on Distributions and Sales | Performance Inception Date				Apr. 07, 2020

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon US Mid Cap Core Equity ETF | BNY Mellon US Mid Cap Core Equity ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.06%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.87%)
Lowest Quarterly Return, Date	Jun. 30, 2022
BNY Mellon US Small Cap Core Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year to year. The table compares the average annual total returns of the fund to those of different broad measures of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the fund to those of different broad measures of market performance.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 15.67 Worst Quarter 2022, Q2: (16.42)
Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon US Small Cap Core Equity ETF		12 Months Ended	60 Months Ended	69 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Solactive GBS United States 600 Index TR (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Solactive GBS United States 600 Index TR
Solactive GBS United States 600 Index TR (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		13.01%	8.12%	18.15%
Solactive GBS United States 600 Index TR (reflects no deductions for fees, expenses or taxes) | Performance Inception Date				Apr. 07, 2020
S&P Composite 1500® Index (1) (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	S&P Composite 1500® Index (1)
S&P Composite 1500® Index (1) (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		17.02%	13.96%	19.50%
S&P Composite 1500® Index (1) (reflects no deductions for fees, expenses or taxes) | Performance Inception Date				Apr. 07, 2020
BNY Mellon US Small Cap Core Equity ETF | Average Annual Return, Label [Optional Text]	Returns before taxes
BNY Mellon US Small Cap Core Equity ETF | Average Annual Return, Percent		13.02%	7.54%	16.82%
BNY Mellon US Small Cap Core Equity ETF | Performance Inception Date				Apr. 07, 2020
BNY Mellon US Small Cap Core Equity ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions
BNY Mellon US Small Cap Core Equity ETF | After Taxes on Distributions | Average Annual Return, Percent		12.40%	7.04%	16.29%
BNY Mellon US Small Cap Core Equity ETF | After Taxes on Distributions | Performance Inception Date				Apr. 07, 2020
BNY Mellon US Small Cap Core Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions and sale of fund shares
BNY Mellon US Small Cap Core Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		7.68%	5.73%	13.55%
BNY Mellon US Small Cap Core Equity ETF | After Taxes on Distributions and Sales | Performance Inception Date				Apr. 07, 2020

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon US Small Cap Core Equity ETF | BNY Mellon US Small Cap Core Equity ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.67%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.42%)
Lowest Quarterly Return, Date	Jun. 30, 2022
BNY Mellon International Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year to year. The table compares the average annual total returns of the fund to those of different broad measures of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the fund to those of different broad measures of market performance.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2022, Q4: 16.53 Worst Quarter 2022, Q2: (14.59)
Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon International Equity ETF		12 Months Ended	60 Months Ended	68 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR (reflects no deductions for fees or expenses) | Average Annual Return, Label [Optional Text]	Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR
Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR (reflects no deductions for fees or expenses) | Average Annual Return, Percent		31.70%	9.37%	14.36%
Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR (reflects no deductions for fees or expenses) | Performance Inception Date				Apr. 22, 2020
MSCI EAFE Index® (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	MSCI EAFE Index®
MSCI EAFE Index® (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		31.22%	8.93%	13.97%
MSCI EAFE Index® (reflects no deductions for fees, expenses or taxes) | Performance Inception Date				Apr. 22, 2020
BNY Mellon International Equity ETF | Average Annual Return, Label [Optional Text]	Returns before taxes
BNY Mellon International Equity ETF | Average Annual Return, Percent		31.92%	9.89%	14.76%
BNY Mellon International Equity ETF | Performance Inception Date				Apr. 22, 2020
BNY Mellon International Equity ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions
BNY Mellon International Equity ETF | After Taxes on Distributions | Average Annual Return, Percent		30.15%	8.94%	13.81%
BNY Mellon International Equity ETF | After Taxes on Distributions | Performance Inception Date				Apr. 22, 2020
BNY Mellon International Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions and sale of fund shares
BNY Mellon International Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		18.82%	7.50%	11.65%
BNY Mellon International Equity ETF | After Taxes on Distributions and Sales | Performance Inception Date				Apr. 22, 2020

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon International Equity ETF | BNY Mellon International Equity ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.53%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(14.59%)
Lowest Quarterly Return, Date	Jun. 30, 2022
BNY Mellon Emerging Markets Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year to year. The table compares the average annual total returns of the fund to those of different broad measures of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the fund to those of different broad measures of market performance.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2025, Q2: 11.86 Worst Quarter 2022, Q2: (11.24)
Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon Emerging Markets Equity ETF		12 Months Ended	60 Months Ended	68 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR (reflects no deductions for fees or expenses) | Average Annual Return, Label [Optional Text]	Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR
Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR (reflects no deductions for fees or expenses) | Average Annual Return, Percent		32.37%	4.62%	11.24%
Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR (reflects no deductions for fees or expenses) | Performance Inception Date				Apr. 22, 2020
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		33.57%	4.20%	11.03%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) | Performance Inception Date				Apr. 22, 2020
BNY Mellon Emerging Markets Equity ETF | Average Annual Return, Label [Optional Text]	Returns before taxes
BNY Mellon Emerging Markets Equity ETF | Average Annual Return, Percent		31.91%	3.62%	10.53%
BNY Mellon Emerging Markets Equity ETF | Performance Inception Date				Apr. 22, 2020
BNY Mellon Emerging Markets Equity ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions
BNY Mellon Emerging Markets Equity ETF | After Taxes on Distributions | Average Annual Return, Percent		30.61%	2.78%	9.63%
BNY Mellon Emerging Markets Equity ETF | After Taxes on Distributions | Performance Inception Date				Apr. 22, 2020
BNY Mellon Emerging Markets Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions and sale of fund shares
BNY Mellon Emerging Markets Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		18.81%	2.49%	8.09%
BNY Mellon Emerging Markets Equity ETF | After Taxes on Distributions and Sales | Performance Inception Date				Apr. 22, 2020

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Emerging Markets Equity ETF | BNY Mellon Emerging Markets Equity ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	11.86%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.24%)
Lowest Quarterly Return, Date	Jun. 30, 2022
BNY Mellon Core Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year to year. The table compares the average annual total returns of the fund to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the fund to those of a broad measure of market performance.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 6.81 Worst Quarter 2022, Q1: (6.01)
Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]
Average Annual Total Returns - BNY Mellon Core Bond ETF		12 Months Ended	60 Months Ended	68 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Total Return Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Total Return Index
Bloomberg US Aggregate Total Return Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		7.30%	(0.36%)	0.12%
Bloomberg US Aggregate Total Return Index (reflects no deductions for fees, expenses or taxes) | Performance Inception Date				Apr. 22, 2020
BNY Mellon Core Bond ETF | Average Annual Return, Label [Optional Text]	Returns before taxes
BNY Mellon Core Bond ETF | Average Annual Return, Percent		7.30%	(0.39%)	0.08%
BNY Mellon Core Bond ETF | Performance Inception Date				Apr. 22, 2020
BNY Mellon Core Bond ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions
BNY Mellon Core Bond ETF | After Taxes on Distributions | Average Annual Return, Percent		5.48%	(1.66%)	(1.12%)
BNY Mellon Core Bond ETF | After Taxes on Distributions | Performance Inception Date				Apr. 22, 2020
BNY Mellon Core Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions and sale of fund shares
BNY Mellon Core Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.29%	(0.85%)	(0.45%)
BNY Mellon Core Bond ETF | After Taxes on Distributions and Sales | Performance Inception Date				Apr. 22, 2020

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Core Bond ETF | BNY Mellon Core Bond ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.81%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.01%)
Lowest Quarterly Return, Date	Mar. 31, 2022
BNY Mellon Global Infrastructure Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund from year to year. The table compares the average annual total returns of the fund to those of the MSCI ACWI Index, a broad measure of market performance, and the S&P Global Infrastructure NR Index, which is designed to measure 75 companies from around the world chosen to represent the listed infrastructure industry. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2024, Q3: 14.74 Worst Quarter 2023, Q3: (6.94)
Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon Global Infrastructure Income ETF		12 Months Ended	38 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	MSCI ACWI Index
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		22.34%	21.35%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes) | Performance Inception Date			Nov. 03, 2022
S&P Global Infrastructure NR Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	S&P Global Infrastructure NR Index
S&P Global Infrastructure NR Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		21.54%	14.80%
S&P Global Infrastructure NR Index (reflects no deductions for fees, expenses or taxes) | Performance Inception Date			Nov. 03, 2022
BNY Mellon Global Infrastructure Income ETF | Average Annual Return, Label [Optional Text]	Returns before taxes
BNY Mellon Global Infrastructure Income ETF | Average Annual Return, Percent		37.73%	20.99%
BNY Mellon Global Infrastructure Income ETF | Performance Inception Date			Nov. 03, 2022
BNY Mellon Global Infrastructure Income ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions
BNY Mellon Global Infrastructure Income ETF | After Taxes on Distributions | Average Annual Return, Percent		36.21%	19.35%
BNY Mellon Global Infrastructure Income ETF | After Taxes on Distributions | Performance Inception Date			Nov. 03, 2022
BNY Mellon Global Infrastructure Income ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions and sale of fund shares
BNY Mellon Global Infrastructure Income ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		22.30%	15.93%
BNY Mellon Global Infrastructure Income ETF | After Taxes on Distributions and Sales | Performance Inception Date			Nov. 03, 2022

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Global Infrastructure Income ETF | BNY Mellon Global Infrastructure Income ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.74%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.94%)
Lowest Quarterly Return, Date	Sep. 30, 2023
BNY Mellon High Yield ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year to year. The table compares the average annual total returns of the fund to those of the Bloomberg US Universal Index, a broad measure of market performance, and the Bloomberg US Corporate High Yield Total Return Index, which is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 7.07 Worst Quarter 2022, Q2: (10.30)
Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of a period.
Performance [Table]
Average Annual Total Returns - BNY Mellon High Yield ETF		12 Months Ended	60 Months Ended	68 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Corporate High Yield Total Return Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Bloomberg US Corporate High Yield Total Return Index
Bloomberg US Corporate High Yield Total Return Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		8.62%	4.51%	7.00%
Bloomberg US Corporate High Yield Total Return Index (reflects no deductions for fees, expenses or taxes) | Performance Inception Date				Apr. 22, 2020
Bloomberg US Universal Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Bloomberg US Universal Index
Bloomberg US Universal Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		7.58%	0.06%	0.80%
Bloomberg US Universal Index (reflects no deductions for fees, expenses or taxes) | Performance Inception Date				Apr. 22, 2020
BNY Mellon High Yield ETF | Average Annual Return, Label [Optional Text]	Returns before taxes
BNY Mellon High Yield ETF | Average Annual Return, Percent		8.58%	4.34%	6.78%
BNY Mellon High Yield ETF | Performance Inception Date				Apr. 22, 2020
BNY Mellon High Yield ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions
BNY Mellon High Yield ETF | After Taxes on Distributions | Average Annual Return, Percent		5.38%	1.29%	3.68%
BNY Mellon High Yield ETF | After Taxes on Distributions | Performance Inception Date				Apr. 22, 2020
BNY Mellon High Yield ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions and sale of fund shares
BNY Mellon High Yield ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		5.01%	1.93%	3.84%
BNY Mellon High Yield ETF | After Taxes on Distributions and Sales | Performance Inception Date				Apr. 22, 2020

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon High Yield ETF | BNY Mellon High Yield ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.07%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(10.30%)
Lowest Quarterly Return, Date	Jun. 30, 2022